SUBORDINATED DEBT - Schedule of Subordinated Debt Interest Rates (Details) - Subordinated Debt	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Interest Rate at End of Year	3.29%	3.16%	3.10%
Weighted Average Interest Rate During Year	3.16%	3.12%	3.01%